Note 12 - Income Tax and Social Contribution	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of income tax and social contribution [text block]
12.	INCOME TAX AND SOCIAL CONTRIBUTION

Income taxes reported in the income statement are analyzed as follow:

	2020	2019	2018
Income tax expenses - current	(1,048.9)	(1,118.1)	(1,833.5)

Deferred tax expense on temporary differences	(1,576.0)	277.1	(230.4)
Deferred tax over taxes losses carried forward movements in the current period	862.4	86.3	290.0
Total deferred tax (expense)/income	(713.6)	363.4	59.6

Total income tax expenses	(1,762.5)	(754.7)	(1,773.9)

The reconciliation between the weighted nominal tax rate to the effective tax rate is summarized as follows:

	2020	2019	2018
Profit before tax	13,494.4	12,943.1	13,121.6
Adjustment on a taxable basis
Other non-taxable income (i)	(630.8)	(1,067.1)	(502.3)
Government grants related to sales taxes	(1,624.9)	(1,896.0)	(1,807.3)
Share of the result of joint ventures	43.3	22.3	(1.0)
Non-deductible expenses	356.5	378.2	306.8
Addition of income tax of foreign subsidiaries due in Brazil	463.0	210.9	503.0
	12,101.5	10,591.4	11,620.8
Aggregated weighted nominal tax rate	30.26%	28.94%	30.17%
Taxes payable - nominal rate	(3,662.1)	(3,064.7)	(3,505.5)
Adjustments to tax expenses
Income tax incentives	123.2	245.9	219.7
Deductible interest on shareholders' equity	2,213.2	2,623.8	1,710.4
Tax savings based on the amortization of goodwill	77.5	80.5	72.3
Withholding income tax	(628.2)	(420.3)	(220.0)
Recognition/(write-off) of deferred charges on tax losses	123.2	(377.4)	(41.6)
Effect of the application of IAS 29 (hyperinflation)	(50.5)	1.4	(107.3)
Other with reduced taxation (i)	41.2	156.1	98.1
Income tax and social contribution expense	(1,762.5)	(754.7)	(1,773.9)
Effective tax rate	13.06%	5.83%	13.52%

(i) Adjusted balances for comparative purposes.

The main events that impacted the effective tax rate for the period were:

•	Government subsidy for sales taxes: For regional incentives, these are related primarily to local production, and, when reinvested, is not
subject to income tax and social contribution purposes, which explains the impact on the effective tax rate. The amount above is impacted by fluctuations in the volume, price and any eventual increases in State VAT (“ICMS”).

•	Complement of income tax on foreign subsidiaries due in Brazil: shows the result of the calculation of universal taxation of profits, according to the regulations of Law 12,973/14.

•	Withholding income tax: The amount is mainly related to dividends already distributed and to be distributed by subsidiaries located outside of Brazil, applicable according to local tax legislation. The increase in the amount in
2020
is mainly due to the exchange rate variation of the balances held in liabilities.

•	Deductible interest on shareholders' equity: under Brazilian law, companies have an option to remunerate its shareholders' through the payment of Interest on Capital (“IOC”), which is deductible for income tax purposes.